DOEREN MAYHEW CAPITAL ADVISORS, LLC STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2025







Page REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........... 1





FINANCIAL STATEMENT


Statement of Financial Condition...............................  3


Notes to Statement of Financial Condition.................................  4


STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2025


Assets
Cash and cash equivalents
Accounts receivable
Operating right of use assets
Prepaid expenses
$  2,539,238
27,595
200,572
1,525
Total Assets  $  2,768,930


Liabilities and Member's Equity
Liabilities:
Accounts payable and accrued expenses
Operating lease liabilities
Deferred revenue
$  45,136
200,572
279,810
Total Liabilities  525,518
Member's Equity  2,243,412
Total Liabilities and Member's Equity  $  2,768,930

NOTES TO STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2025
Note 1 - Organization and Nature of Business
Doeren Mayhew Capital Advisors, LLC (the Company), a limited liability company organized in Michigan, is a broker-dealer registered with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). The Company commenced operations on April 9, 2017 upon obtaining its broker-dealer registration. The Company acts as an agent in merger and acquisition transactions as well as arranges debt and equity financing. The Company also provides general advisory services to corporate clients. The Company is 100% owned by DMCA Holdings, LLC.

Note 2  -Significant Accounting Policies
Use of Estimates
The preparation of the statement of financial condition in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents
The Company maintains cash on deposit with one banking institution. At times, deposits may exceed the Federal Deposit Insurance Corporation (FDIC) coverage limits.

Concentrations
100% of the Companys accounts receivable is owed from two customers at September 30, 2025.

Leases
The Company determines if an arrangement is a lease at inception. Right of use assets represents our right to use an underlying asset for the lease term and lease liabilities represent our obligations to make lease payments arising from the lease. Lease expense for lease payments is recognized on a straight-line basis over the term of the lease.

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NOTES TO STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2025

Note 2  - Significant Accounting Policies (Continued)

Credit Losses on Financial Statements
The Company accounts for estimated credit losses on financial assets measured at amortized cost basis in accordance with Financial Accounting Standards Board
(FASB), Accounting Standard Codification (ASC) Topic 326. Topic 326 requires managements measurement of the current expected credit loss (CECL) to be based on a broader range of reasonable and supportable information for lifetime credit loss estimates including historical experience, current conditions, and supportable forecasts. A broker-dealers estimate of expected credit losses should consider the expected risk of credit loss even if that risk is remote, regardless of the method applied to estimate credit losses. A broker-dealer, however, is not required to measure expected credit losses on a financial asset (or group of financial assets) in which historical credit loss information adjusted for current conditions and reasonable and supportable forecasts results in an expectation that nonpayment of the amortized cost basis is remote.

Accounts receivable
Accounts receivable represents investment banking and merger and acquisition consulting fees receivable. In consideration of the historical loss rate of zero since inception for this asset class, while considering other current and future economic conditions, the Company assessed the risk of default from the customers to be virtually non-existent and considers any resultant allowance to not be material to the users of these financial statements. The Company will continue to evaluate the appropriateness of a credit loss allowance on these receivables as facts and circumstances may evolve. At September 30, 2025 and 2024, the accounts receivable amounted to $27,595 and $237,392, respectively.

Note 3  - Leases

The Company subleases office space in Houston, Texas and Troy, Michigan from a related party. The Houston, Texas sublease agreement terminates in June 2037. The Troy, Michigan sublease agreement terminates in June 2033. Both lease agreements include fixed lease payments through their maturity.

Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. Most leases include an option to renew and the exercise of lease renewal options is at our sole discretion. The Company did not include the renewal options as part of the right of use assets and liabilities.

The Company records the operating lease right of use assets and lease liabilities based on the present value of the lease payments, discounted using the current commercial lending rate.


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NOTES TO STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2025

Note 3 -Leases (Continued)

The discount rate associated with the operating leases as of September 30, 2025 was 7.00% for the Troy, Michigan lease and 4.50% for the Houston, Texas lease.

As of September 30, 2025, the future minimum lease payments under the current operating leases are as follows:

 Years Ending
 September 30, Amount
2026 $ 29,256
2027 29,256
2028 29,256
2029 29,256
2030 29,256
Thereafter 113,478
Total undiscounted cash flows 259,758
Less: present value discount (59,186)
Total lease liabilities $ 200,572

 Weighted-average remaining lease term    9.25 Years


Note 4 -Legal Contingencies

The Company is not currently a defendant in litigation incidental to its investment banking business. The Company accounts for litigation losses in accordance with FASB Accounting Standards Codification Topic 450, Contingencies (ASC 450). Under ASC 450, loss contingency provisions are recorded for probable losses at managements best estimate of a loss, or when a best estimate cannot be made, a minimum loss contingency amount is recorded. These estimates are often initially developed substantially earlier than the ultimate loss is known, and the estimates are refined each accounting period as additional information becomes available. Accordingly, the initial amount estimated and recorded could be as low as zero. As information becomes known, the initial estimate may be increased, resulting in additional loss provisions. Also, a best estimate amount is changed to a lower amount when events result in an expectation of a more favorable outcome than previously estimated.

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NOTES TO STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2025

Note 5 -Related Parties
The Company leases office space from a related party as disclosed in Note 3. The Company has $200,572 outstanding in obligations to this related party as of September 30, 2025.

Note 6 -Net Capital Requirements
The Company is subject to the Securities and Exchange Commission s Uniform Net Capital Rule (SEC Rule 15c3-1), which requires the maintenance of minimum net capital and requires that ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1 (and the rule of the applicable exchange also provides that equity capital may not be withdrawn or cash dividends paid if the resulting net capital ratio would exceed 10 to 1).

At September 30, 2025, the Company had net capital of $2,214,292, which was $2,209,292 in excess of its required net capital of $5,000, and the Companys ratio of aggregate indebtedness to net capital was 0.02 to 1.

* * *End of Notes * * *

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